OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Other current financial assets	$ 14,138,161	$ 60,152,627
Other current financial liabilities	67,981,405	64,800,570
Non-current
Other non-current financial assets	74,259,085	80,180,880
Other non-current financial liabilities	675,767,201	721,570,587
Bank loans
Current
Other current financial liabilities	31,470,003	20,609,887
Current financial liabilities at fair value	31,006,898	20,932,073
Non-current
Other non-current financial liabilities	13,057,542	17,736,697
Noncurrent financial liabilities at fair value	11,588,575	14,365,502
Bonds payable
Current
Other current financial liabilities	20,156,295	26,729,828
Current financial liabilities at fair value	22,484,452	29,338,170
Non-current
Other non-current financial liabilities	648,228,554	685,684,184
Noncurrent financial liabilities at fair value	722,044,324	752,078,561
Deposits in guarantee
Current
Other current financial liabilities	13,849,504	13,446,077
Current financial liabilities at fair value	13,849,504	13,446,077
Derivative contract obligations (see note 20)
Current
Other current financial assets	445,278
Other current financial liabilities	445,278	1,229,354
Current financial liabilities at fair value	445,278	1,229,354
Leasing agreements
Current
Other current financial liabilities	2,060,325	2,785,424
Current financial liabilities at fair value	2,060,325	2,785,424
Non-current
Other non-current financial liabilities	14,481,105	18,149,706
Noncurrent financial liabilities at fair value	14,481,105	18,149,706
Trade and other accounts payable
Current
Other current financial liabilities	257,519,477	242,836,356
Current financial liabilities at fair value	257,519,477	242,836,356
Accounts payable from related companies
Current
Other current financial liabilities	33,961,437	44,120,335
Current financial liabilities at fair value	33,961,437	44,120,335
Cash and cash equivalents
Current
Other current financial assets	136,242,116	141,263,880
Current financial assets at fair value	136,242,116	141,263,880
Other financial assets
Current
Other current financial assets	14,138,161	60,152,627
Current financial assets at fair value	14,138,161	60,152,627
Non-current
Other non-current financial assets	74,259,085	80,180,880
Noncurrent financial assets at fair value	75,259,085	80,180,880
Trade and other accounts receivable
Current
Other current financial assets	191,284,680	190,524,354
Current financial assets at fair value	191,284,680	190,524,354
Non-current
Other non-current financial assets	2,395,851	3,527,732
Noncurrent financial assets at fair value	2,395,851	3,527,732
Accounts receivable from related companies
Current
Other current financial assets	5,370,232	5,788,683
Current financial assets at fair value	5,370,232	5,788,683
Non-current
Other non-current financial assets	156,492	147,682
Noncurrent financial assets at fair value	$ 156,492	$ 147,682